Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases
Schedule of movements in right-of-use assets

Vessel equipment
Right-of-use assets
As of January 1, 2019	1,585
Depreciation expense	(273)
As of June 30, 2019	1,312

Schedule of analysis of lease liabilities

Lease liabilities
As of January 1, 2019	1,393
Lease expense (Note 13)	31
Payments	(301)
As of June 30, 2019	1,123
Lease liabilities, current portion	472
Lease liabilities, non-current portion	651
Total	1,123